Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Real Estate Value Fund
FIRST QUARTER REPORT
January 31, 2026
The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.
To read the latest calendar quarter Portfolio Manager Commentary, please visit
www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 86.49%
	Automotive - 8.20%
397,966	Bayerische Motoren Werke AG (Germany)	$40,982,676
1,697,700	Subaru Corp. (Japan)	36,446,517
		77,429,193
	Banks - 6.04%
1,501,675	Bank of Ireland Group PLC (Ireland)	30,510,236
3,822,516	Close Brothers Group PLC (United Kingdom) (a)	26,535,412
		57,045,648
	Brokerages & Exchanges - 1.03%
4,828,711	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	9,687,263
	Building Products - 10.34%
370,337	Boise Cascade Co.	29,926,933
559,942	Buzzi SpA (Italy)	31,872,796
1,317,175	Interfor Corp. (Canada) (a)	9,837,822
942,600	Taiheiyo Cement Corp. (Japan)	25,902,043
		97,539,594
	Capital Equipment - 6.04%
239,500	Horiba, Ltd. (Japan)	28,406,061
708,900	Jeol, Ltd. (Japan)	28,599,166
		57,005,227
	Consumer Products - 1.81%
525,088	Misto Holdings Corp. (South Korea)	17,098,585
	Diversified Holding Companies - 8.95%
927,620	Ayala Corp. (Philippines)	7,971,666
4,199,382	CK Hutchison Holdings, Ltd. (Hong Kong)	33,860,905
1,019,500	Jardine Cycle & Carriage, Ltd. (Singapore)	25,428,571
3,318,103	Quinenco S.A. (Chile)	17,182,308
		84,443,450
	Energy - Refining & Marketing - 3.38%
6,626,149	Ultrapar Participacoes S.A. (Brazil)	31,904,730
	Insurance - 2.02%
3,614,933	Conduit Holdings, Ltd. (Bermuda)	19,021,419
	Materials/Diversified Chemicals - 1.62%
157,394	Rogers Corp. (a)	15,304,992
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks (continued)
	Media - 1.57%
41,051,524	S4 Capital PLC (United Kingdom) (b)	$14,832,947
	Metals & Mining - 12.04%
3,551,712	Capstone Copper Corp. (Canada) (a)	39,360,580
1,631,465	Lundin Mining Corp. (Canada)	41,156,555
370,322	Warrior Met Coal, Inc.	33,069,755
		113,586,890
	Non-U.S. Real Estate Operating Companies - 2.02%
32,995,800	Genting Singapore, Ltd. (Singapore)	19,050,049
	Oil & Gas Production & Services - 13.34%
9,028,871	Harbour Energy PLC (United Kingdom)	28,918,839
973,870	Subsea 7, S.A. (United Kingdom)	24,894,155
677,381	Tidewater, Inc. (a)	42,329,539
514,424	Valaris, Ltd. (a)	29,697,698
		125,840,231
	Transportation & Logistics - 8.09%
279,431,968	Cia Sud Americana de Vapores S.A. (Chile)	15,365,353
3,695,747	easyJet PLC (United Kingdom)	24,181,170
701,700	PALTAC Corp. (Japan)	21,959,089
12,964,390	TS Lines, Ltd. (Hong Kong)	14,869,361
		76,374,973
	Total Common Stocks (Cost $538,531,672)	816,165,191
Short-Term Investments - 12.18%
114,970,155	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.580% (c)	114,970,155
	Total Short-Term Investments (Cost $114,970,155)	114,970,155
	Total Investment Portfolio - 98.67%
	(Cost $653,501,827)	931,135,346
	Other Assets less Liabilities - 1.33%	12,507,259
	NET ASSETS - 100.00%	$943,642,605

Investor Class:
Net assets applicable to 425,321 shares outstanding	$33,764,509
Net asset value, offering and redemption price per share	$79.39
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (concluded)
January 31, 2026 (Unaudited)
Institutional Class:
Net assets applicable to 11,093,430 shares outstanding	$873,107,845
Net asset value, offering and redemption price per share	$78.70
Z Class:
Net assets applicable to 467,448 shares outstanding	$36,770,251
Net asset value, offering and redemption price per share	$78.66

Notes:
(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at January 31, 2026.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 90.98%
	Banks & Thrifts - 15.05%
217,305	Flagstar Bank NA	$2,872,772
192,282	OceanFirst Financial Corp.	3,605,287
101,965	Prosperity Bancshares, Inc.	7,036,605
116,879	Southside Bancshares, Inc.	3,762,335
78,101	UMB Financial Corp.	9,929,761
		27,206,760
	Building Products - 4.75%
64,213	BlueLinx Holdings, Inc. (a)	4,466,656
50,970	Boise Cascade Co.	4,118,886
		8,585,542
	Consulting & Information Technology Services - 2.72%
52,760	ICF International, Inc.	4,919,870
	Consumer Discretionary - 4.57%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,238,561
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,026,201
		8,264,762
	Energy - Refining & Marketing - 2.43%
131,050	PBF Energy, Inc., Class A	4,384,933
	Financials - 5.21%
170,678	Encore Capital Group, Inc. (a)	9,421,426
	Healthcare - 10.19%
187,494	Catalyst Pharmaceuticals, Inc. (a)	4,556,104
142,405	Collegium Pharmaceutical, Inc. (a)	6,539,238
152,349	Supernus Pharmaceuticals, Inc. (a)	7,337,128
		18,432,470
	Home Building - 2.87%
155,515	TRI Pointe Homes, Inc. (a)	5,186,425
	Industrial Equipment - 2.59%
24,009	Alamo Group, Inc.	4,689,198
	Industrial Services - 8.10%
34,186	MYR Group, Inc. (a)	8,547,867
28,376	UniFirst Corp.	6,100,840
		14,648,707
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks (continued)
	Information Technology - 2.19%
368,974	Cantaloupe, Inc. (a)	$3,962,781
	Insurance & Reinsurance - 10.34%
21,856	Investors Title Co.	5,669,884
1,185,076	Octave Specialty Group, Inc. (a)	6,719,381
260,225	ProAssurance Corp. (a)	6,302,649
		18,691,914
	Materials/Diversified Chemicals - 5.41%
787,909	LSB Industries, Inc. (a)	7,319,674
25,332	Rogers Corp. (a)	2,463,284
		9,782,958
	Metals Manufacturing - 3.90%
57,558	Kaiser Aluminum Corp.	7,057,762
	Oil & Gas Production & Services - 6.41%
330,144	SandRidge Energy, Inc.	5,232,782
101,786	Tidewater, Inc. (a)	6,360,607
		11,593,389
	U.S. Real Estate Operating Companies - 4.25%
962,705	Five Point Holdings, LLC, Class A (a)	5,111,963
107,160	FRP Holdings, Inc. (a)	2,562,196
		7,674,159
	Total Common Stocks (Cost $109,668,912)	164,503,056
Closed-End Funds - 2.93%
	Financials - 2.93%
101,812	Central Securities Corp.	5,304,405
	Total Closed-End Funds (Cost $2,713,474)	5,304,405
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (concluded)
January 31, 2026 (Unaudited)
Shares	Security†	Value
Short-Term Investments - 6.19%
11,184,719	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.580% (b)	$11,184,719
	Total Short-Term Investments (Cost $11,184,719)	11,184,719
	Total Investment Portfolio - 100.10%
	(Cost $123,567,105)	180,992,180
	Other Assets less Liabilities - (0.10%)	(173,019)
	NET ASSETS - 100.00%	$180,819,161

Investor Class:
Net assets applicable to 278,109 shares outstanding	$5,752,041
Net asset value, offering and redemption price per share	$20.68
Institutional Class:
Net assets applicable to 8,017,124 shares outstanding	$172,775,881
Net asset value, offering and redemption price per share	$21.55
Z Class:
Net assets applicable to 105,709 shares outstanding	$2,291,239
Net asset value, offering and redemption price per share	$21.67

Notes:
(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at January 31, 2026.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 84.09%
	Consulting/Management - 12.42%
135,825	CBRE Group, Inc., Class A (a)	$23,135,072
192,920	Fidelity National Financial, Inc.	10,492,919
31,993	Jones Lang LaSalle, Inc. (a)	11,450,615
		45,078,606
	Forest Products & Paper - 2.26%
178,085	Rayonier, Inc., REIT	4,049,653
161,405	Weyerhaeuser Co., REIT	4,161,021
		8,210,674
	Hospitality - 1.98%
132,551	Accor S.A. (France)	7,208,278
	Industrial Distribution - 1.53%
19,148	WESCO International, Inc.	5,542,006
	Industrial Services - 3.45%
243,939	U-Haul Holding Co.	12,516,510
	Non-U.S. Homebuilder - 3.50%
224,850	Berkeley Group Holdings PLC (United Kingdom)	12,703,764
	Non-U.S. Real Estate Consulting/Management - 4.64%
34,503	FirstService Corp. (Canada)	5,356,936
778,251	Savills PLC (United Kingdom)	11,479,835
		16,836,771
	Non-U.S. Real Estate Investment Trusts - 11.84%
890,360	Big Yellow Group PLC (United Kingdom)	12,603,763
1,873,362	Ingenia Communities Group (Australia)	6,142,398
2,575,021	National Storage REIT (Australia)	4,934,628
770,423	Segro PLC (United Kingdom)	8,026,711
1,449,846	UNITE Group PLC (The) (United Kingdom)	11,276,011
		42,983,511
	Non-U.S. Real Estate Operating Companies - 14.05%
514,653	Brookfield Corp. (Canada)	23,442,444
2,035,326	CK Asset Holdings, Ltd. (Hong Kong)	11,923,223
114,900	Jardine Matheson Holdings, Ltd. (Hong Kong)	8,373,673
2,243,392	Wharf Holdings Ltd. (The) (Hong Kong)	7,248,142
		50,987,482
	U.S. Homebuilder - 12.31%
99,956	Champion Homes, Inc. (a)	7,834,551
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks (continued)
	U.S. Homebuilder (continued)
73,449	DR Horton, Inc.	$10,932,149
139,102	Lennar Corp., Class B	14,085,468
94,595	PulteGroup, Inc.	11,832,889
		44,685,057
	U.S. Real Estate Investment Trusts - 11.76%
261,793	American Homes 4 Rent, Class A	8,199,357
92,239	First Industrial Realty Trust, Inc.	5,352,629
134,259	Prologis, Inc.	17,528,855
91,072	Sun Communities, Inc.	11,605,305
		42,686,146
	U.S. Real Estate Operating Companies - 4.35%
2,960,153	Five Point Holdings, LLC, Class A (a)	15,718,412
3,475,472	TPHGreenwich Trust (a)(b)(c)(d)	—
2,100,472	Trinity Place Holdings, Inc. (a)(c)	64,275
		15,782,687
	Total Common Stocks (Cost $228,466,147)	305,221,492
Preferred Stocks - 10.65%
	Mortgage Finance - 10.65%
1,590,101	Federal Home Loan Mortgage Corp., 8.375% (a)	18,938,103
1,521,219	Federal National Mortgage Association, 8.250% (a)	19,730,211
	Total Preferred Stocks (Cost $5,916,076)	38,668,314
Short-Term Investments - 4.59%
16,671,994	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.580% (e)	16,671,994
	Total Short-Term Investments (Cost $16,671,994)	16,671,994

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Principal Amount‡		Security†	Value
Term Loans - 0.00%
Non-U.S. Real Estate Operating Companies - 0.00%
47,328	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.026% Cash or Payment-in-kind Interest, due 10/30/26 (Luxembourg)(b)(d)(f)(g)	$—
		Total Term Loans (Cost $49,456)	—

Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $24,830)	40
Total Investment Portfolio - 99.33%
(Cost $251,128,503)	360,561,840
Other Assets less Liabilities - 0.67%	2,432,011
NET ASSETS - 100.00%	$362,993,851

Investor Class:
Net assets applicable to 792,033 shares outstanding	$19,670,881
Net asset value, offering and redemption price per share	$24.84
Institutional Class:
Net assets applicable to 13,238,917 shares outstanding	$329,952,879
Net asset value, offering and redemption price per share	$24.92
Z Class:
Net assets applicable to 538,395 shares outstanding	$13,370,091
Net asset value, offering and redemption price per share	$24.83

Notes:
(a)	Non-income producing security.
(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Security subject to restrictions on resale. At January 31, 2026, the restricted securities had a total market value of $64,275 or 0.02% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
3,475,472	TPHGreenwich Trust	8/5/25	$—	$0.00
2,100,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	8,185,888	0.03

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (concluded)
January 31, 2026 (Unaudited)

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rate disclosed represents 30-day yield at January 31, 2026.
(f)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(g)	Variable rate security. The rate disclosed is in effect as of January 31, 2026.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

REIT: Real Estate Investment Trust.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
USD versus GBP, Call	JPMorgan Chase Bank, N.A.	35,000,000	$35,000,000	1.21 USD	03/20/26	$40
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	12,000,000	12,000,000	8.20 HKD	02/10/26	—
Total Purchased Options (Cost $24,830)						$40

GBP: British Pound.
HKD: Hong Kong Dollar.
USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund
Portfolio of Investments
January 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 93.53%
	Non-U.S. Homebuilder - 4.78%
1,739,221	Glenveagh Properties PLC (Ireland) (a)(b)	$4,036,585
	Non-U.S. Real Estate Consulting/Management - 2.97%
169,893	Savills PLC (United Kingdom)	2,506,060
	Non-U.S. Real Estate Investment Trusts - 24.30%
294,657	Big Yellow Group PLC (United Kingdom)	4,171,107
655,216	Helical PLC (United Kingdom)	1,728,668
1,209,968	Ingenia Communities Group (Australia)	3,967,255
194,811	Merlin Properties Socimi S.A. (Spain)	2,899,413
85,231	Shurgard Self Storage, Ltd. (Luxembourg)	3,093,696
207,262	UNITE Group PLC (The) (United Kingdom)	1,611,956
107,963	Warehouses De Pauw CVA (Belgium)	3,059,202
		20,531,297
	Non-U.S. Real Estate Operating Companies - 61.48%
4,087,800	Amata Corp. PCL (Thailand)	2,030,927
5,503,200	Ayala Land, Inc. (Philippines)	1,984,289
1,225,172	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	3,785,021
182,864	CTP NV (Netherlands) (a)	3,986,564
5,700,200	Genting Singapore, Ltd. (Singapore)	3,290,997
488,500	Hongkong Land Holdings, Ltd. (Hong Kong)	4,144,863
1,205,589	Lendlease Corp, Ltd. (Australia)	4,034,520
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,831,063
503,400	Nomura Real Estate Holdings, Inc. (Japan)	3,345,215
1,037,744	StorageVault Canada, Inc. (Canada)	3,780,127
288,709	Sun Hung Kai Properties, Ltd. (Hong Kong)	4,636,347
3,128,745	SUNeVision Holdings, Ltd. (Hong Kong)	2,669,374
2,104,587	Swire Pacific, Ltd., Class B (Hong Kong)	3,418,698
231,419	TAG Immobilien AG (Germany)	3,926,105
400,200	Tosei Corp. (Japan)	4,077,049
		51,941,159
	Total Common Stocks (Cost $64,802,076)	79,015,101
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund
Portfolio of Investments (concluded)
January 31, 2026 (Unaudited)
Shares	Security†	Value
Short-Term Investments - 4.59%
3,877,141	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.580% (c)	$3,877,141
	Total Short-Term Investments (Cost $3,877,141)	3,877,141
	Total Investment Portfolio - 98.12%
	(Cost $68,679,217)	82,892,242
	Other Assets less Liabilities - 1.88%	1,590,325
	NET ASSETS - 100.00%	$84,482,567

Institutional Class:
Net assets applicable to 3,261,776 shares outstanding	$48,083,174
Net asset value, offering and redemption price per share	$14.74
Z Class:
Net assets applicable to 2,389,845 shares outstanding	$36,399,393
Net asset value, offering and redemption price per share	$15.23

Notes:
(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at January 31, 2026.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments
January 31, 2026 (Unaudited)
Security valuation:
Third Avenue Trust (the “Trust”), an open end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996, consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.
Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of  Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.
Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.
Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2026:

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Third Avenue Value Fund
Assets	Total Value at 1/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$77,429,193	$—	$77,429,193	$—
Banks	57,045,648	—	57,045,648	—
Brokerages & Exchanges	9,687,263	9,687,263	—	—
Building Products	97,539,594	39,764,755	57,774,839	—
Capital Equipment	57,005,227	—	57,005,227	—
Consumer Products	17,098,585	—	17,098,585	—
Diversified Holding Companies	84,443,450	25,153,974	59,289,476	—
Energy - Refining & Marketing	31,904,730	31,904,730	—	—
Insurance	19,021,419	—	19,021,419	—
Materials/Diversified Chemicals	15,304,992	15,304,992	—	—
Media	14,832,947	—	14,832,947	—
Metals & Mining	113,586,890	113,586,890	—	—
Non-U.S. Real Estate Operating Companies	19,050,049	—	19,050,049	—
Oil & Gas Production & Services	125,840,231	72,027,237	53,812,994	—
Transportation & Logistics	76,374,973	30,234,714	46,140,259	—
Total Common Stocks	816,165,191	337,664,555	478,500,636	—

Short-Term Investments:	114,970,155	114,970,155	—	—
Total Short-Term Investments	114,970,155	114,970,155	—	—

Total Value of Investments	$931,135,346	$452,634,710	$478,500,636	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Third Avenue Small-Cap Value Fund
Assets	Total Value at 1/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks & Thrifts	$27,206,760	$27,206,760	$—	$—
Building Products	8,585,542	8,585,542	—	—
Consulting & Information Technology Services	4,919,870	4,919,870	—	—
Consumer Discretionary	8,264,762	8,264,762	—	—
Energy - Refining & Marketing	4,384,933	4,384,933	—	—
Financials	9,421,426	9,421,426	—	—
Healthcare	18,432,470	18,432,470	—	—
Home Building	5,186,425	5,186,425	—	—
Industrial Equipment	4,689,198	4,689,198	—	—
Industrial Services	14,648,707	14,648,707	—	—
Information Technology	3,962,781	3,962,781	—	—
Insurance & Reinsurance	18,691,914	18,691,914	—	—
Materials/Diversified Chemicals	9,782,958	9,782,958	—	—
Metals Manufacturing	7,057,762	7,057,762	—	—
Oil & Gas Production & Services	11,593,389	11,593,389	—	—
U.S. Real Estate Operating Companies	7,674,159	7,674,159	—	—
Total Common Stocks	164,503,056	164,503,056	—	—

Closed-End Funds:
Financials	5,304,405	5,304,405	—	—
Total Closed-End Funds	5,304,405	5,304,405	—	—

Short-Term Investments:	11,184,719	11,184,719	—	—
Total Short-Term Investments	11,184,719	11,184,719	—	—

Total Value of Investments	$180,992,180	$180,992,180	$—	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Third Avenue Real Estate Value Fund
Assets	Total Value at 1/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$45,078,606	$45,078,606	$—	$—
Forest Products & Paper	8,210,674	8,210,674	—	—
Hospitality	7,208,278	—	7,208,278	—
Industrial Distribution	5,542,006	5,542,006	—	—
Industrial Services	12,516,510	12,516,510	—	—
Non-U.S. Homebuilder	12,703,764	—	12,703,764	—
Non-U.S. Real Estate Consulting/Management	16,836,771	16,836,771	—	—
Non-U.S. Real Estate Investment Trusts	42,983,511	—	42,983,511	—
Non-U.S. Real Estate Operating Companies	50,987,482	30,690,586	20,296,896	—
U.S. Homebuilder	44,685,057	44,685,057	—	—
U.S. Real Estate Investment Trusts	42,686,146	42,686,146	—	—
U.S. Real Estate Operating Companies	15,782,687	15,782,687	—	—*
Total Common Stocks	305,221,492	222,029,043	83,192,449	—*

Preferred Stocks:
Mortgage Finance	38,668,314	38,668,314	—	—
Total Preferred Stocks	38,668,314	38,668,314	—	—

Short-Term Investments:	16,671,994	16,671,994	—	—
Total Short-Term Investments	16,671,994	16,671,994	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—*	—	—	—*
Total Term Loans	—*	—	—	—*

Purchased Options:	40	—	40	—
Total Purchased Options	40	—	40	—

Total Value of Investments	$360,561,840	$277,369,351	$83,192,489	$—*

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Third Avenue International Real Estate Value Fund
Assets	Total Value at 1/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Non-U.S. Homebuilder	$4,036,585	$4,036,585	$—	$—
Non-U.S. Real Estate Consulting/Management	2,506,060	2,506,060	—	—
Non-U.S. Real Estate Investment Trusts	20,531,297	—	20,531,297	—
Non-U.S. Real Estate Operating Companies	51,941,159	15,845,836	36,095,323	—
Total Common Stocks	79,015,101	22,388,481	56,626,620	—

Short-Term Investments:	3,877,141	3,877,141	—	—
Total Short-Term Investments	3,877,141	3,877,141	—	—

Total Value of Investments	$82,892,242	$26,265,622	$56,626,620	$—

^	Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
*	Investments fair valued at $0.
For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (concluded)
January 31, 2026 (Unaudited)
Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 1/31/26
Other (a)	$-*
(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
Investment in affiliates:
A summary of the Funds' transactions in securities of affiliated issuers for the period ended January 31, 2026 is set forth below:

Third Avenue Value Fund
Name of Issuer:	Shares Held at Jan. 31, 2026	Value at Oct. 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Jan. 31, 2026	Investment Income
S4 Capital PLC	41,051,524	$12,700,371	$—	$—	$—	$2,132,576	$14,832,947	$—
Total Affiliates		$12,700,371	$—	$—	$—	$2,132,576	$14,832,947	$—